Property and Equipment (Details) - Southland Holdings Llc [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 377,841	$ 368,628
Less: accumulated depreciation	(221,810)	(185,872)
Property and equipment, net	156,031	182,756
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	6,296	7,618
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	33,642	25,596
Auto And Trucks [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	29,343	30,350
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	291,889	287,174
Assets In Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	15,427	17,516
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 1,244	$ 374